Business Description and Basis of Presentation (Details) $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) segment	Jun. 30, 2021 USD ($)
Business Description and Basis of Presentation
Number of Reportable Segments | segment					1
Net loss	$ 2	$ 91	$ 55	$ 114	$ 93	$ 169
Cash outflows from operations					$ 309	$ 236